Business Combination - (Summary of Consideration Paid for DIAM) (Parenthetical) (Detail) - DIAM	Oct. 01, 2016 shares
Business Acquisition [Line Items]
Common shares of MHAM	1,038,408
Customer relationships
Business Acquisition [Line Items]
Weighted-average amortization period	16 years 10 months 25 days